Shareholder Report	6 Months Ended
Feb. 28, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Federated Hermes Adviser Series
Entity Central Index Key	0001707560
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000224642
Shareholder Report [Line Items]
Fund Name	Federated Hermes Conservative Microshort Fund
Class Name	Class A Shares
Trading Symbol	FHCBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Conservative Microshort Fund (the "Fund") for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$20	0.40%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%
AssetsNet	$ 270,301,844
Holdings Count | Holding	109
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$270,301,844 Number of Investments109 Portfolio Turnover12%
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Commercial Paper	3.7%
Repurchase Agreements	9.1%
Other Repurchase Agreements	15.0%
Corporate Bonds	33.3%
Asset-Backed Securities	38.6%

Material Fund Change [Text Block]
C000224641
Shareholder Report [Line Items]
Fund Name	Federated Hermes Conservative Microshort Fund
Class Name	Institutional Shares
Trading Symbol	FHCOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Conservative Microshort Fund (the "Fund") for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
AssetsNet	$ 270,301,844
Holdings Count | Holding	109
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$270,301,844 Number of Investments109 Portfolio Turnover12%
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Commercial Paper	3.7%
Repurchase Agreements	9.1%
Other Repurchase Agreements	15.0%
Corporate Bonds	33.3%
Asset-Backed Securities	38.6%

Material Fund Change [Text Block]
C000224644
Shareholder Report [Line Items]
Fund Name	Federated Hermes Conservative Municipal Microshort Fund
Class Name	Class A Shares
Trading Symbol	FHMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Conservative Municipal Microshort Fund (the "Fund") for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$20	0.40%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%
AssetsNet	$ 394,963,537
Holdings Count | Holding	135
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$394,963,537 Number of Investments135 Portfolio Turnover22%
Holdings [Text Block]

Top Sectors (% of Net Assets)

Table Summary
Value	Value
Prepaid Gas Utility	0.1%
Port	0.5%
Water & Sewer	1.6%
Higher Education	3.9%
Electric & Gas	4.9%
Airport	6.0%
Hospital	6.5%
Multi-Family Housing	13.0%
Industrial Development/Pollution Control	19.3%
General Obligation- Local	28.4%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or more	21.2%
91-180 Days	18.7%
31-90 Days	14.8%
8-30 Days	1.2%
1-7 Days	43.6%

Material Fund Change [Text Block]
C000224643
Shareholder Report [Line Items]
Fund Name	Federated Hermes Conservative Municipal Microshort Fund
Class Name	Institutional Shares
Trading Symbol	FHMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Conservative Municipal Microshort Fund (the "Fund") for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$12	0.25%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.25%
AssetsNet	$ 394,963,537
Holdings Count | Holding	135
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$394,963,537 Number of Investments135 Portfolio Turnover22%
Holdings [Text Block]

Top Sectors (% of Net Assets)

Table Summary
Value	Value
Prepaid Gas Utility	0.1%
Port	0.5%
Water & Sewer	1.6%
Higher Education	3.9%
Electric & Gas	4.9%
Airport	6.0%
Hospital	6.5%
Multi-Family Housing	13.0%
Industrial Development/Pollution Control	19.3%
General Obligation- Local	28.4%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or more	21.2%
91-180 Days	18.7%
31-90 Days	14.8%
8-30 Days	1.2%
1-7 Days	43.6%

Material Fund Change [Text Block]